BORROWINGS (Borrowings by Currency) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,418,987	$ 2,230,119
$ | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	710,831	969,826
$ | Floating
Disclosure of detailed information about borrowings [line items]
Borrowings	988,875	475,157
BRL | Floating
Disclosure of detailed information about borrowings [line items]
Borrowings	655,429	652,619
COP/$ | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	57,171	79,140
MXN | Floating
Disclosure of detailed information about borrowings [line items]
Borrowings	6,678	12,367
ARS | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3	$ 41,010